Reinsurance (Effects of Affiliated Reinsurance on Statements of Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Premiums:
Reinsurance assumed	$ 81	$ 296	$ 95
Reinsurance ceded	(1,127)	(1,063)	(1,003)
Net premiums	1,180	1,637	1,451
Universal life and investment-type product policy fees:
Reinsurance assumed	126	139	383
Reinsurance ceded	(611)	(568)	(502)
Net universal life and investment-type product policy fees	3,097	3,293	3,610
Other revenues:
Reinsurance assumed	89	2	30
Reinsurance ceded	349	160	220
Net other revenues	709	433	520
Policyholder benefits and claims:
Reinsurance assumed	127	302	254
Reinsurance ceded	(2,490)	(2,159)	(1,980)
Net policyholder benefits and claims	3,738	3,087	3,198
Interest credited to policyholder account balances:
Reinsurance assumed	75	78	76
Reinsurance ceded	(11)	(10)	(11)
Net interest credited to policyholder account balances	1,131	1,224	1,245
Reinsurance assumed	148	8	99
Reinsurance ceded	(191)	(62)	(48)
Direct amortization of deferred policy acquisition costs and value of business acquired	(225)	673	1,069
Other expenses:
Reinsurance assumed	36	47	3
Reinsurance ceded	(36)	(47)	(43)
Net other expenses	1,700	1,723	1,757
Affiliated Entity [Member]
Other expenses:
Net other expenses	847	1,100	1,100
Affiliated Entity [Member] | Assumed
Premiums:
Reinsurance assumed	35	227	56
Universal life and investment-type product policy fees:
Reinsurance assumed	126	139	276
Other revenues:
Reinsurance assumed	59	2	30
Policyholder benefits and claims:
Reinsurance assumed	90	252	220
Interest credited to policyholder account balances:
Reinsurance assumed	75	78	76
Reinsurance assumed	49	24	90
Other expenses:
Reinsurance assumed	19	41	(2)
Affiliated Entity [Member] | Ceded
Premiums:
Reinsurance ceded	(766)	(687)	(652)
Universal life and investment-type product policy fees:
Reinsurance ceded	(60)	(58)	(47)
Other revenues:
Reinsurance ceded	348	160	220
Policyholder benefits and claims:
Reinsurance ceded	(737)	(656)	(622)
Interest credited to policyholder account balances:
Reinsurance ceded	(11)	(10)	(11)
Reinsurance ceded	(175)	(59)	(42)
Other expenses:
Reinsurance ceded	(21)	(31)	(23)
Affiliated Entity [Member] | Reinsurance [Member]
Premiums:
Net premiums	(731)	(460)	(596)
Universal life and investment-type product policy fees:
Net universal life and investment-type product policy fees	66	81	229
Other revenues:
Net other revenues	407	162	250
Policyholder benefits and claims:
Net policyholder benefits and claims	(647)	(404)	(402)
Interest credited to policyholder account balances:
Net interest credited to policyholder account balances	64	68	65
Direct amortization of deferred policy acquisition costs and value of business acquired	(126)	(35)	48
Other expenses:
Net other expenses	$ (2)	$ 10	$ (25)